Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000218791
Shareholder Report [Line Items]
Fund Name	ETC Cabana Target Beta ETF
Trading Symbol	TDSB
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	866-239-9536
Additional Information Website	https://www.cabanaetfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC Cabana Target Beta ETF	$36	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[1]
AssetsNet	$ 61,399,142
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 230,949
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$61,399,142
Number of Portfolio Holdings	11
Total Advisory Fee Paid	$230,949
Portfolio Turnover Rate	123%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Money Market Funds	2.2%
Specialty	9.3%
Commodity	21.4%
Equity	31.0%
Fixed Income	38.1%

Top 10 Holdings (% of net assets)

Goldman Sachs Physical Gold ETF	11.4%
Invesco Nasdaq 100 ETF	11.0%
Utilities Select Sector SPDR Fund	10.0%
Health Care Select Sector SPDR Fund	10.0%
Pimco Commodity Strategy Active ETF	10.0%
Vanguard Long-Term Bond ETF	9.7%
Vanguard Intermediate-Term Bond ETF	9.5%
iShares 7-10 Year Treasury Bond ETF	9.5%
iShares 3-7 Year Treasury Bond ETF	9.4%
Invesco DB US Dollar Index Bullish Fund	9.3%

C000218792
Shareholder Report [Line Items]
Fund Name	ETC Cabana Target Drawdown 10 ETF
Trading Symbol	TDSC
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	866-239-9536
Additional Information Website	https://www.cabanaetfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC Cabana Target Drawdown 10 ETF	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[2]
AssetsNet	$ 126,130,736
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 493,160
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$126,130,736
Number of Portfolio Holdings	11
Total Advisory Fee Paid	$493,160
Portfolio Turnover Rate	81%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.9%
Money Market Funds	5.0%
Fixed Income	16.4%
Equity	83.5%

Top 10 Holdings (% of net assets)

Janus Henderson AAA CLO ETF	16.3%
iShares Latin America 40 ETF	16.2%
Vanguard Real Estate ETF	14.0%
Consumer Discretionary Select Sector SPDR Fund	11.0%
Industrial Select Sector SPDR Fund	10.6%
Consumer Staples Select Sector SPDR Fund	8.7%
JPMorgan Equity Premium Income ETF	7.1%
Global X US Infrastructure Development ETF	5.6%
Vanguard FTSE Emerging Markets ETF	5.6%
Invesco Government & Agency Portfolio, Institutional Class	5.0%

C000227938
Shareholder Report [Line Items]
Fund Name	ETC Cabana Target Leading Sector Moderate ETF
Trading Symbol	CLSM
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	866-239-9536
Additional Information Website	https://www.cabanaetfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC Cabana Target Leading Sector Moderate ETF	$38	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%	[3]
AssetsNet	$ 112,658,880
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 404,933
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$112,658,880
Number of Portfolio Holdings	5
Total Advisory Fee Paid	$404,933
Portfolio Turnover Rate	173%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Commodity	11.1%
Equity	88.7%

Top 10 Holdings (% of net assets)

Invesco Nasdaq 100 ETF	32.0%
Technology Select Sector SPDR Fund	22.6%
Consumer Staples Select Sector SPDR Fund	20.6%
Financial Select Sector SPDR ETF	13.5%
Goldman Sachs Physical Gold ETF	11.1%

[1]	Annualized
[2]	Annualized
[3]	Annualized